Condensed Financial Information of the Company (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2013 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2013 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY
Cash flows from operating activities:
Net Income/(loss)	18,367	$ (138,339)	(849,041)	(15,982)	(59,171)	18,367	$ (138,339)	(849,041)	(15,982)	(59,171)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity						(26,446)	136,271	836,352	1,700	48,345
Change in operating assets and liabilities:
Prepayments and other current assets	24,437	(588)	(3,610)	(15,848)	(10,182)	1,515	1,153	7,075	247	(6,271)
Tax payable	(15,485)	1,723	10,572	(25,799)	338	0	0	0	0	0
Amount due from related parties						390	0	0	0	(390)
Accrued expenses and other liabilities	(21,514)	3,749	23,006	(5,668)	6,283	22,587	395	2,424	(26,509)	1,883
Net cash provided by (used in) operating activities	77,993	20,443	125,468	182,702	(9,210)	16,413	(520)	(3,190)	(40,544)	(15,604)
Cash flows from investing activities:
Investment in subsidiaries and variable interest entities						7,906	302	1,853	3,825	(38,852)
Net cash used in investing activities	(687,475)	4,778	29,325	175,542	(277,153)	7,906	302	1,853	3,825	(38,852)
Cash flows from financing activities:
Repurchase of ordinary shares						0	0	0	0	0
Net cash used in financing activities.	336,063	(8,057)	(49,448)	(274,248)	(76,396)	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	8,962	(397)	(2,439)	(12,877)	(16,838)	(28,038)	(101)	(620)	25,344	(16,838)
Net decrease in cash and cash equivalents	(264,457)	16,767	102,906	71,119	(379,597)	(3,719)	(319)	(1,957)	(11,375)	(71,294)
Cash and cash equivalents at the beginning of period	358,228	26,866	164,890	93,771	737,825	17,346	367	2,252	13,627	88,640
Cash and cash equivalents at the end of period	93,771	$ 43,633	267,796	164,890	358,228	13,627	$ 48	295	2,252	17,346